UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-06628

The Yacktman Funds, Inc.
(Exact name of registrant as specified in charter)

6300 Bridgepoint Parkway
Building One, Suite 320
Austin, TX 78730
(Address of principal executive offices) (Zip code)

Donald A. Yacktman
c/o Yacktman Asset Management Co.
6300 Bridgepoint Parkway
Building One, Suite 320
Austin, TX 78730
(Name and address of agent for service)

512.767.6700
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2011

Date of reporting period:  06/30/2011

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
June 30, 2011

The Yacktman Funds, Inc.

MESSAGE TO SHAREHOLDERS

Donald A. Yacktman	Stephen Yacktman	Jason Subotky

For the first six months of the year, The Yacktman Focused Fund and The Yacktman Fund are up a solid 8.14% and 8.52% respectively, compared to the S&P 500 which appreciated 6.02%.  Over longer time periods, our funds have significantly outperformed the S&P 500.  $10,000 invested in The Yacktman Focused Fund and The Yacktman Fund 10 years ago would be $34,244 and $31,285 respectively compared to $13,076 in the S&P 500.

	The Yacktman
Average Annual Returns	Focused Fund	S&P 500®
One Year (07/01/10 - 06/30/11)	27.02%	30.69%
Three Years (07/01/08 - 06/30/11)	19.30%	3.34%
Five Years (07/01/06 - 06/30/11)	11.70%	2.94%
Ten Years (07/01/01 - 06/30/11)	13.10%	2.72%

Cumulative Returns
One Year (07/01/10 - 06/30/11)	27.02%	30.69%
Three Years (07/01/08 - 06/30/11)	69.80%	10.35%
Five Years (07/01/06 - 06/30/11)	73.90%	15.61%
Ten Years (07/01/01 - 06/30/11)	242.44%	30.76%

■     The Yacktman Focused Fund
☐     S&P 500®

The chart assumes an initial gross investment of $10,000 made on 6/30/01.

The Yacktman Funds, Inc.

Average Annual Returns	The Yacktman Fund	S&P 500®
One Year (07/01/10 - 06/30/11)	27.78%	30.69%
Three Years (07/01/08 - 06/30/11)	18.36%	3.34%
Five Years (07/01/06 - 06/30/11)	10.71%	2.94%
Ten Years (07/01/01 - 06/30/11)	12.08%	2.72%

Cumulative Returns
One Year (07/01/10 - 06/30/11)	27.78%	30.69%
Three Years (07/01/08 - 06/30/11)	65.80%	10.35%
Five Years (07/01/06 - 06/30/11)	66.29%	15.61%
Ten Years (07/01/01 - 06/30/11)	212.85%	30.76%

■     The Yacktman Fund
☐     S&P 500®

The chart assumes an initial gross investment of $10,000 made on 6/30/01.

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

Media
In the first half of 2011, media shares performed well with News Corp, Viacom, and Comcast each rising more than 10%.  Cable television channels produced especially strong results for our media holdings.  At Viacom, MTV was especially strong, with primetime ratings up nearly 65%.

After the end of the second quarter, News Corp became a major news story as new information about an old phone hacking scandal at its newspaper, News of The World, was released.  News Corp management has taken swift action to deal with the issues, including closing the News of The World, withdrawing a bid for BSkyB, authorizing an increase to the share repurchase, and making

The Yacktman Funds, Inc.

management changes.  We continue to monitor the situation closely and think News Corp is taking the right steps to address the issues and move forward.

Consumer Staples
PepsiCo, Procter & Gamble, Coca-Cola, and Sysco are four of our top ten positions in each fund, and all appreciated during the first half of 2011.  PepsiCo and Sysco rose more than 10% each, while Procter & Gamble and Coca-Cola both increased modestly and detracted from our overall results.  We like the steady nature of these consumer staples businesses and think that the valuations are compelling.

“Old Tech”
In the first half, Microsoft, Cisco, and HP all fell even though the S&P 500 has produced positive results.  We used the declines in these stocks to increase our weighting to this group companies which we call “old tech” because they are more established and generally not making exciting new innovations.

Cisco Systems declined nearly 10% during the first half and we increased our exposure, making it the 5th largest holding in each fund.  The company has a stellar balance sheet with significant excess cash, and we think management is objectively facing the challenges in the business.

Despite producing strong earnings, Microsoft declined modestly in the first half and the company disappointed us by offering $8.5 billion to acquire Skype.  We think Microsoft is paying too high a price for this business, and management has had a poor record of integrating and managing acquisitions.  Fortunately, the amount of money on the proposed deal is not especially significant to Microsoft and represents only about 5 months of free cash flow.

While some of our companies disappoint us from time to time, we think it is important to objectively evaluate information in context of our entire investment thesis.  In Microsoft’s case, we think the valuation is so compelling that we are able to look beyond this modest-sized deal which we do not especially like.

Hewlett-Packard declined during the first half as business results continued to be challenging.  The weak share price is due in part to business issues and in larger part to the general disfavor of “old tech” shares which we believe also impacted Cisco and Microsoft.  We think Hewlett-Packard’s stock could perform well from current levels even if its businesses continue to struggle.

Healthcare
During the first half of 2011, healthcare stocks were strong.  Johnson & Johnson, C.R. Bard, and UnitedHealth Group were our best contributors to results, appreciating more than 10% each.  We think valuations continue to be compelling in the healthcare sector.

Conclusion
We are highly confident about our holdings.  The quality level of the companies in the funds is extremely high and valuations are attractive.  We will work hard to objectively examine current positions and new opportunities and, as always, we will continue to be diligent, objective, and patient when managing The Yacktman Funds.

Sincerely,

The Yacktman Team

The performance data quoted for the Yacktman Funds represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that the investor’s shares, when redeemed, may be worth more or less than their original cost. The current performance may be higher or lower than the performance data quoted. The most recent month-end performance may be obtained by clicking on “Updated Performance” at www.yacktman.com. Cumulative returns assumes the reinvestment of dividends in the security or index.

The Yacktman Funds, Inc.

An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information about the Funds. An investor may obtain a prospectus by also going to the Yacktman website at www.yacktman.com and clicking on “Prospectus” in the left hand column or by calling this toll free number 1-800-525-8258. The prospectus should be read carefully before investing.

The Yacktman Funds, Inc.

EXPENSE EXAMPLE
For the Six Months Ended June 30, 2011 (Unaudited)

As a shareholder of the Yacktman Funds (the “Funds”), you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses
The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Yacktman Funds, Inc.

EXPENSE EXAMPLE (Cont’d.)
For the Six Months Ended June 30, 2011 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Funds through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

THE YACKTMAN FOCUSED FUND

			Expenses
	Beginning	Ending	paid during
	account	account	period
	value	value	01/01/11-
	01/01/11	06/30/11	06/30/111
Actual	$1,000.00	$1,081.40	$6.40
Hypothetical
(5% return
before expenses)	1,000.00	1,018.65	6.21

THE YACKTMAN FUND

			Expenses
	Beginning	Ending	paid during
	account	account	period
	value	value	01/01/11-
	01/01/11	06/30/11	06/30/111
Actual	$1,000.00	$1,085.20	$4.14
Hypothetical
(5% return
before expenses)	1,000.00	1,020.83	4.01

1
Expenses are equal to the Funds’ annualized expense ratios (1.24% for The Yacktman Focused Fund and 0.80% for The Yacktman Fund), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Yacktman Funds, Inc.

EQUITY PURCHASES & SALES
For the Six Months Ended June 30, 2011 (Unaudited)

	Current	Current
NEW PURCHASES	Shares Held	Shares Held
	The Yacktman	The Yacktman
	Focused Fund	Fund
Intel Corp.	—	2,300,000
Intel Corporation designs,
manufactures, and sells computer
components and related products.
The Company’s major products include
microprocessors, chipsets, embedded
processors and microcontrollers,
flash memory products, graphics
products, network and communications
products, systems management
software, conferencing products, and
digital imaging products.

Research In Motion Ltd.	900,000	1,500,000
Research In Motion Limited designs,
manufactures, and markets wireless
solutions for the worldwide mobile
communications market. The Company
provides platforms and solutions for
access to email, phone, SMS messaging,
Internet, and Intranet-based applications.

The Yacktman Focused Fund

TOP TEN EQUITY HOLDINGS
June 30, 2011 (Unaudited)

Percentage of
Net Assets
News Corp., Class A	11.34%
PepsiCo, Inc.	10.07%
Procter & Gamble Co.	8.50%
Microsoft Corp.	7.40%
Cisco Systems, Inc.	4.32%
Coca-Cola Co.	4.10%
Pfizer, Inc.	3.59%
Sysco Corp.	3.49%
Viacom, Inc., Class B	3.01%
Johnson & Johnson	2.79%
Total	58.61%

FUND DIVERSIFICATION
June 30, 2011 (Unaudited)

The Yacktman Focused Fund

EQUITY PURCHASES & SALES
For the Six Months Ended June 30, 2011 (Unaudited)

	Net Shares	Current
PURCHASES	Purchased	Shares Held
Apollo Group, Inc.	350,000	1,200,000
Becton, Dickinson & Co.	60,000	350,000
Cisco Systems, Inc.	7,200,000	8,900,000
Colgate-Palmolive Co.	200,000	200,000
C.R. Bard, Inc.	165,000	785,000
Exxon Mobil Corp.	250,000	550,000
Hewlett-Packard Co.	850,000	1,900,000
H&R Block, Inc.	500,000	3,800,000
Johnson & Johnson	700,000	1,350,000
Microsoft Corp.	5,050,000	9,150,000
News Corp., Class A	5,900,000	20,600,000
PepsiCo, Inc.	1,400,000	4,600,000
Procter & Gamble Co.	2,750,000	4,300,000
Research In Motion Ltd.	900,000	900,000
Sysco Corp.	2,100,000	3,600,000
U.S. Bancorp	1,700,000	3,500,000
Wal-Mart Stores, Inc.	510,000	900,000

	Net Shares	Current
SALES	Sold	Shares Held
Clorox Co.	300,000	800,000
eBay, Inc.	750,000	200,000
Lancaster Colony Corp.	13,500	216,500

The Yacktman Focused Fund

PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited)

	Number
	of Shares	Value
COMMON STOCKS - 86.50%

Auto Manufacturers - 0.81%
Toyota Industries
Corporation - ADR (a)	800,000	$26,200,000

Banks - 2.85%
The Bancorp, Inc. (a)	224,426	2,345,252
U.S. Bancorp	3,500,000	89,285,000
		91,630,252
Beverages - 14.17%
Coca-Cola Co.	1,960,000	131,888,400
PepsiCo, Inc.	4,600,000	323,978,000
		455,866,400
Commercial Services
& Supplies - 1.90%
H&R Block, Inc.	3,800,000	60,952,000

Communications Equipment - 0.81%
Research In Motion Ltd (a)	900,000	25,965,000

Computers & Peripherals - 2.15%
Hewlett-Packard Co.	1,900,000	69,160,000

Diversified Consumer
Services - 1.63%
Apollo Group, Inc. (a)	1,200,000	52,416,000

Diversified Financial
Services - 0.04%
Resource America, Inc., Class A	215,000	1,262,050

Electronic Equipment, Instruments
& Components - 0.46%
Corning, Inc.	820,000	14,883,000

Food & Staples Retailing - 3.49%
Sysco Corp.	3,600,000	112,248,000

Food Products - 0.41%
Lancaster Colony Corp.	216,500	13,167,530

See notes to financial statements.

	Number
	of Shares	Value
Health Care Equipment
& Supplies - 5.45%
Becton Dickinson & Co.	350,000	$30,159,500
C.R. Bard, Inc.	785,000	86,240,100
Covidien Plc	500,000	26,615,000
Stryker Corp.	550,000	32,279,500
		175,294,100
Health Care Providers
& Services - 0.85%
UnitedHealth Group, Inc.	530,000	27,337,400

Household Products - 10.72%
Clorox Co.	800,000	53,952,000
Colgate-Palmolive Co.	200,000	17,482,000
Procter & Gamble Co.	4,300,000	273,351,000
		344,785,000
Internet Retail - 0.20%
eBay, Inc. (a)	200,000	6,454,000

IT Services - 4.90%
Cisco Systems, Inc.	8,900,000	138,929,000
Total System Services, Inc.	1,000,000	18,580,000
		157,509,000
Media - 16.52%
Comcast Corp.	2,300,000	55,729,000
Liberty Media Corp.,
Interactive-Series A (a)	840,000	14,086,800
News Corp., Class A	20,600,000	364,620,000
Viacom, Inc., Class B	1,900,000	96,900,000
		531,335,800
Oil, Gas & Consumable
Fuels - 3.87%
ConocoPhillips	1,060,000	79,701,400
Exxon Mobil Corp.	550,000	44,759,000
		124,460,400

See notes to financial statements.

The Yacktman Focused Fund

PORTFOLIO OF INVESTMENTS (Cont’d.)
June 30, 2011 (Unaudited)

	Number
	of Shares	Value
Pharmaceuticals - 6.38%
Johnson & Johnson	1,350,000	$89,802,000
Pfizer, Inc.	5,600,000	115,360,000
		205,162,000
Software - 7.40%
Microsoft Corp.	9,150,000	237,900,000

Specialty Retail - 1.49%
Wal-Mart Stores, Inc.	900,000	47,826,000
TOTAL COMMON STOCKS
(Cost $2,405,324,281)		2,781,813,932

	Principal
	Amount	Value
CORPORATE BONDS - 0.24%

Media - 0.24%
Liberty Media Corp.
8.250%, 02/01/2030	$8,000,000	7,760,000
TOTAL CORPORATE BONDS
(Cost $7,370,841)		7,760,000

SHORT-TERM INVESTMENTS - 12.44%

Commercial Paper - 0.79%
American Express Co.
0.000%, 07/01/2011	25,338,000	25,338,000

Demand Note - 0.01%
U.S. Bancorp
0.000%	255,377	255,377

See notes to financial statements.

	Principal
	Amount	Value
U.S. Treasury Bills - 11.64%
U.S. Treasury Bill
0.024%, 07/14/2011	$28,471,000	$28,470,732
0.039%, 08/18/2011	30,257,000	30,255,386
0.010%, 09/15/2011	19,233,000	19,232,596
0.015%, 09/22/2011	10,124,000	10,123,646
0.022%, 10/13/2011	27,173,000	27,171,261
0.025%, 10/20/2011	26,743,000	26,740,941
0.050%, 11/10/2011	26,062,000	26,057,231
0.061%, 12/01/2011	25,875,000	25,868,195
0.070%, 12/15/2011	25,546,000	25,537,697
0.077%, 12/22/2011	79,077,000	79,047,583
0.086%, 12/29/2011	76,016,000	75,982,781
		374,488,049
TOTAL SHORT-TERM
INVESTMENTS
(Cost $400,098,593)		400,081,426
Total Investments
(Cost $2,812,793,715) - 99.18%		3,189,655,358
Other Assets in Excess
of Liabilities - 0.82%		26,222,941
TOTAL NET ASSETS - 100.00%		$3,215,878,299

Percentages are stated as a percent of net assets.
ADR  American Depository Receipt
(a)Non-Income Producing

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See notes to financial statements.

The Yacktman Fund

TOP TEN EQUITY HOLDINGS
June 30, 2011 (Unaudited)

Percentage of
Net Assets
News Corp., Class A	10.66%
PepsiCo, Inc.	9.79%
Microsoft Corp.	5.11%
Procter & Gamble Co.	5.01%
Cisco Systems, Inc.	4.34%
Johnson & Johnson	4.07%
Coca-Cola Co.	4.05%
Sysco Corp.	3.58%
Viacom, Inc., Class B	3.31%
ConocoPhillips	3.00%
Total	52.92%

FUND DIVERSIFICATION
June 30, 2011 (Unaudited)

The Yacktman Fund

EQUITY PURCHASES & SALES
For the Six Months Ended June 30, 2011 (Unaudited)

	Net Shares	Current
PURCHASES	Purchased	Shares Held
Apollo Group	550,000	2,050,000
Bank of New York Mellon Corp.	1,200,000	2,200,000
Becton, Dickinson & Co.	200,000	750,000
C.R. Bard, Inc.	255,000	1,355,000
H&R Block, Inc.	1,000,000	6,500,000
Cisco Systems, Inc.	12,200,000	15,000,000
Colgate-Palmolive Co.	600,000	670,000
Exxon Mobil Corp.	600,000	1,100,000
Hewlett-Packard Co.	1,700,000	3,400,000
Intel Corp.	2,300,000	2,300,000
Johnson & Johnson	1,200,000	3,300,000
Microsoft Corp.	4,710,000	10,600,000
News Corp., Class A	9,900,000	32,500,000
PepsiCo., Inc.	3,050,000	7,500,000
Pfizer, Inc.	300,000	7,800,000
Procter & Gamble Co.	1,670,000	4,250,000
Research In Motion Ltd.	1,500,000	1,500,000
Sysco Corp.	3,700,000	6,200,000
U.S. Bancorp	2,400,000	5,800,000
Wal-Mart Stores, Inc.	700,000	1,500,000

	Net Shares	Current
SALES	Sold	Shares Held
Clorox Co.	300,000	1,400,000
Coca-Cola Co.	130,000	3,250,000
Dell, Inc.	1,000,000	—
Dish Network Corp.	420,000	—
eBay, Inc.	600,000	1,250,000
SLM Corp., Series A	124,700	—

The Yacktman Fund

PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited)

	Number
	of Shares	Value
COMMON STOCKS - 86.63%

Banks - 2.88%
The Bancorp, Inc. (a)	709,454	$7,413,794
U.S. Bancorp	5,800,000	147,958,000
		155,371,794
Beverages - 13.84%
Coca-Cola Co.	3,250,000	218,692,500
PepsiCo, Inc.	7,500,000	528,225,000
		746,917,500
Capital Markets - 1.04%
Bank of New York Mellon Corp.	2,200,000	56,364,000

Commercial Services
& Supplies - 1.93%
H&R Block, Inc.	6,500,000	104,260,000

Communications Equipment - 0.80%
Research In Motion Ltd. (a)	1,500,000	43,275,000

Computers & Peripherals - 2.29%
Hewlett-Packard Co.	3,400,000	123,760,000

Consumer Finance - 0.23%
American Express Co.	235,000	12,149,500

Diversified Consumer
Services - 1.66%
Apollo Group, Inc. (a)	2,050,000	89,544,000

Diversified Financial
Services - 0.07%
Resource America, Inc., Class A	659,226	3,869,657

Electronic Equipment, Instruments
& Components - 0.51%
Corning, Inc.	1,530,000	27,769,500

Food & Staples Retailing - 3.58%
Sysco Corp.	6,200,000	193,316,000

Food Products - 0.52%
Lancaster Colony Corp.	460,000	27,977,200

See notes to financial statements.

	Number
	of Shares	Value
Health Care Equipment
& Supplies - 6.08%
Becton Dickinson & Co.	750,000	$64,627,500
C.R. Bard, Inc.	1,355,000	148,860,300
Covidien Plc	850,000	45,245,500
Medtronic, Inc.	400,000	15,412,000
Stryker Corp.	920,000	53,994,800
		328,140,100
Health Care Providers
& Services - 1.45%
Patterson Companies, Inc.	500,000	16,445,000
UnitedHealth Group, Inc.	1,200,000	61,896,000
		78,341,000
Household Products - 7.84%
Clorox Co.	1,400,000	94,416,000
Colgate-Palmolive Co.	670,000	58,564,700
Procter & Gamble Co.	4,250,000	270,172,500
		423,153,200
Internet Retail - 0.75%
eBay, Inc. (a)	1,250,000	40,337,500

IT Services - 4.96%
Cisco Systems, Inc.	15,000,000	234,150,000
Total System Services, Inc.	1,800,000	33,444,000
		267,594,000
Media - 16.98%
Comcast Corp.	4,700,000	113,881,000
Liberty Media Holding Corp.,
Interactive-Series A (a)	2,900,000	48,633,000
News Corp., Class A	32,500,000	575,250,000
Viacom, Inc., Class B	3,500,000	178,500,000
		916,264,000
Oil, Gas & Consumable Fuels - 4.65%
ConocoPhillips	2,150,000	161,658,500
Exxon Mobil Corp.	1,100,000	89,518,000
		251,176,500

See notes to financial statements.

The Yacktman Fund

PORTFOLIO OF INVESTMENTS (Cont’d.)
June 30, 2011 (Unaudited)

	Number
	of Shares	Value
Pharmaceuticals - 7.05%
Johnson & Johnson	3,300,000	$219,516,000
Pfizer, Inc.	7,800,000	160,680,000
		380,196,000
Semiconductor & Semiconductor
Equipment - 0.94%
Intel Corp.	2,300,000	50,968,000

Software - 5.11%
Microsoft Corp.	10,600,000	275,600,000

Specialty Retail - 1.47%
Wal-Mart Stores, Inc.	1,500,000	79,710,000
TOTAL COMMON STOCKS
(Cost $3,966,785,455)		4,676,054,451

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 13.00%

Commercial Paper - 0.96%
American Express Co.
0.000%, 07/01/2011	$52,019,000	52,019,000

Demand Note - 0.01%
U.S. Bancorp
0.00%	404,076	404,076

See notes to financial statements.

	Principal
	Amount	Value
U.S. Treasury Bills - 12.03%
U.S. Treasury Bill
0.077%, 07/07/2011	20,431,000	$20,430,694
0.111%, 07/14/2011	30,870,000	30,868,662
0.124%, 07/21/2011	8,000,000	7,999,422
0.107%, 08/04/2011	15,110,000	15,108,430
0.053%, 08/18/2011	24,960,000	24,958,185
0.007%, 09/01/2011	21,397,000	21,396,743
0.010%, 09/15/2011	11,419,000	11,418,760
0.015%, 09/22/2011	34,722,000	34,720,785
0.010%, 09/29/2011	26,220,000	26,219,345
0.025%, 10/06/2011	15,475,000	15,473,963
0.025%, 10/20/2011	12,034,000	12,033,073
0.050%, 11/10/2011	61,696,000	61,684,710
0.045%, 11/17/2011	8,183,000	8,181,576
0.062%, 11/25/2011	12,421,000	12,417,857
0.070%, 12/15/2011	44,980,000	44,965,382
0.077%, 12/22/2011	145,581,000	145,526,844
0.086%, 12/29/2011	156,059,000	155,990,802
		649,395,233
TOTAL SHORT-TERM
INVESTMENTS
(Cost $701,848,918)		701,818,309
Total Investments
(Cost $4,668,634,373) - 99.63%		5,377,872,760
Other Assets in Excess
of Liabilities - 0.37%		19,721,266
TOTAL NET ASSETS - 100.00%		$5,397,594,026

Percentages are stated as a percent of net assets.
(a)Non-Income Producing

See notes to financial statements.

The Yacktman Funds, Inc.

STATEMENTS OF ASSETS & LIABILITIES
June 30, 2011 (Unaudited)

	The Yacktman	The Yacktman
	Focused Fund	Fund
ASSETS:
Investments, at value
(Cost $2,812,793,715 and
$4,668,634,373, respectively)	$3,189,655,358	$5,377,872,760
Cash	231,351	—
Receivable for fund shares sold	33,674,667	28,845,993
Dividends and interest
receivable	4,010,181	6,456,400
Prepaid expenses	262,420	376,000
Total Assets	3,227,833,977	5,413,551,153
LIABILITIES:
Payable for fund
shares redeemed	1,929,468	3,341,081
Payable for investments
purchased	7,034,915	9,347,090
Accrued investment
advisory fees	2,510,894	2,406,435
Other accrued expenses	480,401	862,521
Total Liabilities	11,955,678	15,957,127
NET ASSETS	$3,215,878,299	$5,397,594,026
NET ASSETS CONSIST OF:
Capital stock	$2,817,290,789	$4,644,263,820
Undistributed net
investment income	11,510,358	28,676,381
Undistributed accumulated
net realized gain	10,215,509	15,415,438
Net unrealized appreciation
Investments	376,861,643	709,238,387
Total Net Assets	$3,215,878,299	$5,397,594,026
CAPITAL STOCK, $0.0001 par value
Authorized	500,000,000	500,000,000
Issued and Outstanding	168,226,181	300,780,937
NET ASSET VALUE, REDEMPTION
PRICE, AND OFFERING PRICE
PER SHARE (Note 2)	$19.12	$17.95

See notes to financial statements.

The Yacktman Funds, Inc.

STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2011 (Unaudited)

	The Yacktman	The Yacktman
	Focused Fund	Fund
INVESTMENT INCOME:
Dividend income(1)	$27,100,243	$46,025,886
Interest income	541,192	623,121
Total investment income	27,641,435	46,649,007
EXPENSES:
Investment advisory fees	12,977,419	12,720,970
Shareholder servicing fees	2,425,235	4,036,865
Administration and accounting fees	356,195	600,855
Federal and state registration fees	188,059	303,329
Reports to shareholders	57,565	105,675
Custody fees	63,025	104,030
Professional fees	23,351	32,156
Directors fees and expenses	16,785	30,620
Compliance expenses	14,350	25,285
Miscellaneous expenses	10,360	19,410
Net Expenses	16,132,344	17,979,195
NET INVESTMENT INCOME	11,509,091	28,669,812
REALIZED AND UNREALIZED GAIN:
Net realized gain (loss) on
Investments	11,964,980	18,833,184
Written Options	(59,729)	—
Total	11,905,251	18,833,184
Change in unrealized
appreciation (depreciation) on
Investments	164,989,644	292,992,537
Written Options	(833,979)	—
Total	164,155,665	292,992,537
Net realized and unrealized
gain on investments	176,060,916	311,825,721
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$187,570,007	$340,495,533

(1)Net of $17,414 and $0, respectively in foreign withholding taxes.

See notes to financial statements.

The Yacktman Funds, Inc.

STATEMENTS OF CHANGES
IN NET ASSETS

OPERATIONS:
Net investment income
Net realized gain on investments
Net change in unrealized appreciation on investments
Net increase in net assets resulting from operations

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
Proceeds from reinvestment of distributions
Redemption fees

Payments for shares redeemed
Net increase

DISTRIBUTIONS PAID FROM:
Net investment income
Net realized gains
Total distributions

TOTAL INCREASE IN NET ASSETS

NET ASSETS:
Beginning of period
End of period (including undistributed net investment income of $11,510,358, $1,267, $28,676,381, and $6,569, respectively)

TRANSACTIONS IN SHARES:
Shares sold
Issued in reinvestment of distributions
Shares redeemed
Net increase

See notes to financial statements.

The Yacktman Focused Fund		The Yacktman Fund

Six Months Ended	Year Ended	Six Months Ended	Year Ended
June 30,	December 31,	June 30,	December 31,
2011	2010	2011	2010

$11,509,091	$11,317,997	$28,669,812	$30,258,360
11,905,251	28,703,833	18,833,184	89,401,060
164,155,665	117,427,840	292,992,537	184,285,383
187,570,007	157,449,670	340,495,533	303,944,803

1,329,517,090	1,659,807,320	2,139,599,159	2,628,081,237
—	35,211,871	—	107,073,601
76,105	153,817	136,533	331,217
1,329,593,195	1,695,173,008	2,139,735,692	2,735,486,055
(300,877,833)	(483,537,199)	(499,129,383)	(904,378,793)
1,028,715,362	1,211,635,809	1,640,606,309	1,831,107,262

—	(11,317,968)	—	(30,259,482)
—	(27,835,852)	—	(89,528,134)
—	(39,153,820)	—	(119,787,616)

1,216,285,369	1,329,931,659	1,981,101,842	2,015,264,449

1,999,592,930	669,661,271	3,416,492,184	1,401,227,735

$3,215,878,299	$1,999,592,930	$5,397,594,026	$3,416,492,184

71,310,832	98,654,763	122,821,357	164,842,717
—	1,992,751	—	6,477,518
(16,181,887)	(29,067,513)	(28,611,807)	(56,835,852)
55,128,945	71,580,001	94,209,550	114,484,383

See notes to financial statements.

The Yacktman Funds, Inc.

FINANCIAL HIGHLIGHTS

The Yacktman Focused Fund
For a Fund share outstanding	Six Months Ended
throughout each period	June 30, 2011
(Unaudited)
NET ASSET VALUE:
Beginning of period	$17.68

OPERATIONS:
Net investment income	0.07
Net realized and unrealized gain (loss)
on investment securities	1.37
Total from operations	1.44
Redemption Fee Proceeds	— *

LESS DISTRIBUTIONS:
From net investment income	—
From net realized gains	—
Total distributions	—

NET ASSET VALUE:
End of period	$19.12

TOTAL RETURN	8.14%

SUPPLEMENTAL DATA AND RATIOS
Net assets; end of period (000’s)	$3,215,878
Ratio of expenses before
expense reimbursements to
average net assets (See Note 4)	1.24%
Ratio of net expenses to
average net assets	1.24%
Ratio of net investment income to
average net assets	0.89%
Portfolio turnover rate	3.05%

*  Amount represents less than $0.01 per share.

See notes to financial statements.

The Yacktman Focused Fund

Year Ended December 31,
2010	2009	2008	2007	2006

$16.13	$9.97	$14.00	$16.00	$14.96

0.10	0.05	0.15	0.23	0.21

1.81	6.21	(3.45)	0.34	2.20
1.91	6.26	(3.30)	0.57	2.41
— *	— *	— *	— *	— *

(0.10)	(0.05)	(0.16)	(0.23)	(0.21)
(0.26)	(0.05)	(0.57)	(2.34)	(1.16)
(0.36)	(0.10)	(0.73)	(2.57)	(1.37)

$17.68	$16.13	$9.97	$14.00	$16.00

11.84%	62.76%	(23.48%)	3.46%	16.13%

$1,999,593	$669,661	$65,467	$67,052	$90,534

1.27%	1.28%	1.35%	1.38%	1.35%

1.25%	1.25%	1.25%	1.25%	1.25%

0.93%	0.79%	1.31%	1.23%	1.40%
6.06%	8.26%	67.11%	30.49%	30.61%

See notes to financial statements.

The Yacktman Funds, Inc.

FINANCIAL HIGHLIGHTS (Cont’d.)

The Yacktman Fund
For a Fund share outstanding	Six Months Ended
throughout each period	June 30, 2011
(Unaudited)
NET ASSET VALUE:
Beginning of period	$16.54

OPERATIONS:
Net investment income	0.10
Net realized and unrealized gain (loss)
on investment securities	1.31
Total from operations	1.41
Redemption Fee Proceeds	— *

LESS DISTRIBUTIONS:
From net investment income	—
From net realized gains	—
Total distributions	—

NET ASSET VALUE:
End of period	$17.95

TOTAL RETURN	8.52%

SUPPLEMENTAL DATA AND RATIOS
Net assets; end of period (000’s)	$5,397,594
Ratio of net expenses to average net assets	0.80%
Ratio of net investment income to
average net assets	1.28%
Portfolio turnover rate	3.25%

*  Amount represents less than $0.01 per share.

See notes to financial statements.

The Yacktman Fund

Year Ended December 31,
2010	2009	2008	2007	2006

$15.22	$9.68	$13.39	$15.79	$14.67

0.15	0.10	0.17	0.35	0.30

1.77	5.64	(3.66)	0.21	2.05
1.92	5.74	(3.49)	0.56	2.35
— *	— *	— *	— *	— *

(0.15)	(0.10)	(0.18)	(0.34)	(0.30)
(0.45)	(0.10)	(0.04)	(2.62)	(0.93)
(0.60)	(0.20)	(0.22)	(2.96)	(1.23)

$16.54	$15.22	$9.68	$13.39	$15.79

12.64%	59.31%	(26.05%)	3.39%	15.95%

$3,416,492	$1,401,228	$296,659	$291,574	$429,072
0.85%	0.93%	0.95%	0.95%	0.96%

1.30%	1.43%	1.92%	1.71%	1.90%
9.73%	14.29%	32.77%	23.82%	17.93%

See notes to financial statements.

The Yacktman Funds, Inc.

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2011 (Unaudited)

1. ORGANIZATION
The Yacktman Funds, Inc. (comprised of The Yacktman Focused Fund and the Yacktman Fund, hereafter referred to as the “Funds”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).  The Funds consist of two investment portfolios: The Yacktman Focused Fund is a non-diversified fund that commenced operations May 1, 1997 and The Yacktman Fund is a diversified fund that commenced operations July 6, 1992.  The objective of each of the Funds is to produce long-term capital appreciation with current income as a secondary objective.  Yacktman Asset Management Co. is the Funds’ investment adviser (the “Adviser”).

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

a) Subsequent Events Evaluation – In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were issued.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

b) Investment Valuation – Securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market are valued at the Nasdaq Official Closing Price.  Exchange-traded securities for which there were no transactions are valued at the current bid prices.  Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices.  Short-term debt instruments maturing within 60 days are valued by the amortized cost method, which approximates fair value.  Debt securities (other than short-term instruments) are valued at the mean price furnished by a national pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.  Options written or purchased by The Yacktman Focused Fund are valued at the last sales price if such last sales price is between the current bid and asked prices.  Otherwise, options are valued at the mean between the current bid and asked prices.  Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Directors.  The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale.  Valuing securities for which there are no readily available market quotations involves greater reliance on judgement and there can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.

Valuation Measurements
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional

The Yacktman Funds, Inc.

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (Cont’d.)

disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2011 :

THE YACKTMAN FOCUSED FUND
	Level 1	Level 2		Level 3	Total
Common Stock*	$2,755,613,932	$26,200,000	**	$—	$2,781,813,932
Corporate Bonds*	—	7,760,000		—	7,760,000
Short Term
Investments	—	400,081,426		—	400,081,426
Total Investments
in Securities	$2,755,613,932	$434,041,426		$—	$3,189,655,358

*	Please refer to the portfolio of investments to view securities by industry type.
**	Amount represents a security in the Auto Manufacturers industry.

THE YACKTMAN FUND
	Level 1	Level 2	Level 3	Total
Common Stock*	$4,676,054,451	$—	$—	$4,676,054,451
Short Term
Investments	—	701,818,309	—	701,818,309
Total Investments
in Securities	$4,676,054,451	$701,818,309	$—	$5,377,872,760

*  Please refer to the portfolio of investments to view securities by industry type.

The Funds did not invest in any Level 3 investments during the period.  There were no significant transfers into or out of Level 1 or Level 2 during the period.  It is the Funds’ policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

Recent Accounting Pronouncement
In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact of these amendments and does not believe they will have a material impact on the Company’s financial statements.

c) Option Writing – The Yacktman Focused Fund may use options to generate income and to hedge against losses caused by declines in the prices of stocks in its portfolio or for any other permissible purposes consistent with the Fund’s investment objective.  When The Yacktman Focused Fund writes an option, an amount equal to the premium received by The Yacktman Focused Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums

The Yacktman Funds, Inc.

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (Cont’d.)

received from writing options that expire unexercised are treated by The Yacktman Focused Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether The Yacktman Focused Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by The Yacktman Focused Fund.  The Yacktman Focused Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.  A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.  It is the policy of The Yacktman Focused Fund to monitor the potential risk of loss related to its counterparties.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2011

Amount of Realized Loss on
Derivatives Recognized in Income
Derivatives not accounted
for as hedging instruments	Written Options	Total
Equity Contracts	($59,729)	($59,729)
Total	($59,729)	($59,729)

Change in Unrealized Depreciation
on Derivatives Recognized in Income
Derivatives not accounted
for as hedging instruments	Written Options	Total
Equity Contracts	($833,979)	($833,979)
Total	($833,979)	($833,979)

See Note 4 for additional disclosure related to transactions in written options during the year.

d) Federal Income Taxes – It is each Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to its shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income tax provision is required.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The Funds have reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by U.S. federal tax authorities for any tax years before 2008.

e) Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes.  Additionally, the Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.  Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.  No such reclassifications were made for the six months ended June 30, 2011.

The Yacktman Funds, Inc.

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (Cont’d.)

f) Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

g) Redemption Fee – Effective April 1, 2005, those who buy and sell the Funds within thirty calendar days will incur a 2% redemption fee, retained for the benefit of long-term shareholders, recorded as additional capital in the statement of changes in net assets.

h) Other – Investment transactions and shareholder transactions are accounted for on the trade date.  Net realized gains and losses on securities are computed on the basis of high original cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.  Expenses incurred by the Funds that do not relate to a specific Fund are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Board of Directors.)

3. INVESTMENT TRANSACTIONS
For the six months ended June 30, 2011, the aggregate purchases and sales of securities, excluding short-term securities, were $964,490,573 and $70,513,664 for The Yacktman Focused Fund and $1,490,428,032 and $128,718,657 for The Yacktman Fund, respectively.  For the six months ended June 30, 2011, there were no long-term purchases or sales of U.S. Government securities for The Yacktman Focused Fund and The Yacktman Fund.

4. OPTION CONTRACTS WRITTEN
The premium amount and number of option contracts written during the six months ended June 30, 2011 in The Yacktman Focused Fund were as follows:

	Amount of	Number of
	Premiums	Contracts
Outstanding at 1/1/2011	$1,208,979	6,000
Options written	0	0
Options exercised	(1,149,250)	(5,638)
Options expired	(59,729)	(362)
Options closed	0	0
Outstanding at 6/30/2011	$0	—

See Note 2 for additional disclosure related to transition in written options during the year.

5. INVESTMENT ADVISORY AGREEMENT
The Funds have agreements with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds.  Under the terms of these agreements, The Yacktman Focused Fund will pay the Adviser a monthly fee at the annual rate of 1% of its average daily net assets, and The Yacktman Fund will pay the Adviser a monthly fee at the annual rate of 0.65% on the first $500,000,000 of average daily net assets, 0.60% on the next $500,000,000 of average daily net assets and 0.55% on average daily net assets in excess of $1,000,000,000.  The Adviser has voluntarily agreed to reimburse The Yacktman Focused Fund for all expenses exceeding 1.25% of its average daily net assets (exclusive of interest, taxes, brokerage commissions and extraordinary expenses).  The Adviser has contractually agreed to reimburse The Yacktman Fund for all expenses exceeding 2.00% of its average daily net assets (exclusive of interest, taxes, brokerage commissions and extraordinary expenses).  The Funds are not obligated to reimburse the Adviser for any fees or expenses waived in previous fiscal years.

The Yacktman Funds, Inc.

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2011 (Unaudited) (Cont’d.)

6. LINE OF CREDIT
The Yacktman Focused Fund and The Yacktman Fund have established a line of credit (“LOC”) with U.S. Bank, N.A. to be used for temporary or emergency purposes, primarily for financing redemption payments, using the securities in each Fund’s respective portfolio as collateral.  The LOC will mature, unless renewed, on March 31, 2012 for each of the Funds.  For The Yacktman Focused Fund, borrowing under the LOC is limited to the lesser of $15,000,000, 33 1/3% of the preborrowing net assets of the Fund, 33 1/3% of the market value of the assets of the Fund, or 33 1/3% of the sum of the market value of certain assets of the Fund.  For The Yacktman Fund, borrowing under the LOC is limited to the lesser of $15,000,000, 10% of the preborrowing net assets of the Fund, 10% of the market value of the assets of the Fund, or 33 1/3% of the sum of the market value of certain assets of the Fund.  The interest rate paid by the Funds on outstanding borrowings is equal to the Prime Rate, less 0.50%, which was 2.75% as of June 30, 2011.  During the six months ended June 30, 2011, there were no borrowings for The Yacktman Focused Fund or The Yacktman Fund.

7. TAX INFORMATION
As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

	The Yacktman	The Yacktman
	Focused Fund	Fund
Tax cost of investments	$1,753,183,536	$2,957,677,564
Gross unrealized
appreciation	226,176,865	449,020,745
Gross unrealized
depreciation	(17,434,003)	(36,194,228)
Net tax unrealized
appreciation	208,742,862	412,826,517
Undistributed
ordinary income	1,440,173	7,788
Undistributed long-term
capital gains	489	368
Accumulated earnings	1,440,662	8,156
Other accumulated gains	833,979	—
Total accumulated
earnings	$211,017,503	$412,834,673

The tax basis of investments for tax and financial reporting purposes differs, principally due to the deferral of losses on wash sales.

The tax character of distributions paid during the fiscal years ended December 31, 2010 and December 31, 2009 were as follows:

	The Yacktman	The Yacktman
	Focused Fund	Fund
2010
Ordinary income	$13,809,855	$33,567,621
Long-term capital gains	$25,343,965	$86,219,995

2009
Ordinary income	$3,935,255	$18,291,668
Long-term capital gains	$34	$—

The Yacktman Funds, Inc.

ADDITIONAL INFORMATION
(Unaudited)

For the year ended December 31, 2010, 100% and 100% of the dividends paid from net investment income, including short-term capital gains, for The Yacktman Focused Fund and The Yacktman Fund, respectively, qualify for the dividends received deduction available to corporate shareholders.

For the year ended December 31, 2010, 100% and 100% of the dividends paid from net investment income, including short-term capital gains, for The Yacktman Focused Fund and The Yacktman Fund, respectively, are designated as qualified dividend income.

The Funds hereby designate approximately 18.04% and 9.86% as short-term capital gain distributions for The Yacktman Focused Fund and The Yacktman Fund, respectively, for the purposes of the dividends paid deduction.

PROXY VOTING POLICIES
AND PROCEDURES

For a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 1-800-525-8258 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the Web site of the Securities and Exchange Commission at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the twelve month period ended June 30, 2010, is available without charge, upon request, by calling 1-800-525-8258 or by accessing the Web site of the Securities and Exchange Commission.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds will file complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q will be available on the Web site of the Securities and Exchange Commission at http://www.sec.gov.

The Yacktman Funds, Inc.

INVESTMENT ADVISORY
DISCLOSURE

On March 7, 2011, the Board of Directors of The Yacktman Funds, Inc. approved the continuation of each Fund’s investment advisory agreement with Yacktman Asset Management Co. (the “Adviser”).  Prior to approving the continuation of the agreements, the Board considered:

• The nature, extent and quality of the services provided by the Adviser

• The investment performance of the Funds and Adviser

• The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds

• The extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of mutual fund investors

• The expense ratios of the Funds

In considering the nature, extent and quality of the services provided by Yacktman Asset Management Co., the Board considered a written and an oral presentation by the Adviser describing the portfolio management, shareholder communication, and regulatory compliance services provided by the Adviser to the Funds.  The Directors concluded that the Adviser was providing essential services to the Funds.

The Directors compared the performance of the Funds to benchmark indices over various periods of time and concluded that the performance of the Funds warranted the continuation of the advisory agreements.  The Directors noted that in addition to the absolute performance of the Funds, they also noted that the Funds adhered to their investment style.

In concluding that the advisory fees payable by the Funds were reasonable, the Directors reviewed a report of the

The Yacktman Funds, Inc.

INVESTMENT ADVISORY
DISCLOSURE (Cont’d.)

costs of services provided by, and the profits realized by the Adviser, from its relationship with the Funds and concluded that such profits were reasonable and not excessive.  As part of its analysis, the Board considered the value of the research the Adviser received from broker-dealers executing securities transactions for the Funds.  The Directors also reviewed reports comparing the expense ratios and advisory fees paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fees paid by the Funds and the expense ratios of the Funds were in the range of comparable mutual funds.

The Directors also considered whether the investment advisory agreement fee schedules should be adjusted for an increase in assets under management.  They concluded that “breakpoints” embodied in the investment advisory agreement for The Yacktman Fund were appropriate, and breakpoints for The Yacktman Focused Fund were not warranted at this time given the anticipated growth of that Fund in the next year and the other factors considered.

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For Fund information and
shareholder services, call
1-800-525-8258
Web site: www.yacktman.com

The Yacktman Funds, Inc.
Shareholder Services Center
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207

This report is submitted for the general information of shareholders of The Yacktman Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds’ investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully.

YA-410-0811

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable to semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Yacktman Funds, Inc.

By (Signature and Title)*                   /s/ Donald A. Yacktman
Donald A. Yacktman, President & Treasurer

Date     8/19/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Donald A. Yacktman
Donald A. Yacktman, President & Treasurer

Date     8/19/11

* Print the name and title of each signing officer under his or her signature.